OTHER ASSETS (Details) - USD ($)	Jun. 30, 2020		Jun. 30, 2019
Current Assets [Abstract]
Sub-lease receivables	$ 102,684	[1]	$ 0
Prepayments	25,587		0
Total current other assets	128,271		0
Non-Current Assets [Abstract]
Sub-lease receivables	120,875	[1]	0
Lease security deposit	29,906		0
Total non-current other assets	150,781		0
Total other assets	$ 279,052		$ 0

[1]	During the period, the Group entered into an agreement to sub-lease one of its offices in the United States and, accordingly, has recognised a sub-lease receivable at June 30, 2020. Refer to Note 11 for further information on leases.